LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Claims and Claim Adjustment Expenses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) insurance_line	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 3,887
Total reinsurance recoverables2	3,045	$ 305	$ 281
Total reinsurance recoverables	2,902
Insurance lines other than short-duration	177
Unallocated claim adjustment expenses	322
Policy and contract claims	$ 7,288	$ 1,786	$ 1,706
Major property and casualty lines | insurance_line	4
Liability
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 2,677
Total reinsurance recoverables2	1,482
Professional
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	511
Total reinsurance recoverables2	409
Property
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	90
Total reinsurance recoverables2	168
Specialty
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	87
Total reinsurance recoverables2	48
Other short-duration lines not included in claims development table
Claims Development [Line Items]
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	522
Total reinsurance recoverables2	795
Health
Claims Development [Line Items]
Total reinsurance recoverables2	$ 143